Inventory	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventory	Inventory

	2023	2022
Product inventory	$546	$611
Materials, supplies and other	1,488	1,204
	$2,034	$1,815
During 2023, approximately $29 billion of purchased and produced inventory was recorded as expense (2022 – approximately $33 billion).